Income Taxes Reconciliation of Effective Income Tax Rate (Details)	12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Statutory income tax rate	35.00%	35.00%	35.00%
IRS tax settlement	0.00%	(32.00%)	0.00%
State income tax	2.00%	2.00%	2.00%
Other differences	(1.00%)	(1.00%)	(1.00%)
Effective income tax rate	36.00%	4.00%	36.00%